Derivative instruments - Derivatives Gains and Losses (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Net appreciation in fair value of investments	$ 9,321,987,675	$ 8,081,983,060
Derivatives
EBP, Derivative [Line Items]
Net appreciation in fair value of investments	5,585,528	13,681,443
Interest rate
EBP, Derivative [Line Items]
Net appreciation in fair value of investments	6,088,320	9,461,323
Credit derivatives
EBP, Derivative [Line Items]
Net appreciation in fair value of investments	8,071	(14,545)
Foreign exchange
EBP, Derivative [Line Items]
Net appreciation in fair value of investments	(1,789,123)	3,103,131
Equity
EBP, Derivative [Line Items]
Net appreciation in fair value of investments	$ 1,278,260	$ 1,131,534